Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Components of Inventory	Inventories consisted of the following (in thousands):
	September 30, 2022	December 31, 2021
Raw materials	$509	$411
WIP	148	134
Finished goods	92	52
	$749	$597
The components of inventory were as follows (in thousands):
	As of December 31,
	2021	2020
Raw materials	$411	$388
WIP	134	97
Finished goods	52	2
	$597	$487